SUPPLEMENTAL QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following unaudited amounts, in the opinion of the Company, include all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of the results of operations for the interim periods.  Quarterly amounts vary during the year due to the seasonal nature of the utility business.

Puget Energy	2011 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$1,019,593	$732,675	$597,776	$968,721
Operating income	218,145	114,693	20,663	121,439
Net income (loss)	107,431	5,035	(36,470)	47,294

	2010 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$878,206	$673,287	$622,829	$947,895
Operating income	45,403	71,726	(2,184)	193,289
Net income	(19,191)	3,663	(37,899)	83,738

Puget Sound Energy	2011 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$1,019,593	$733,364	$597,776	$969,070
Operating income	190,436	107,380	17,198	116,029
Net income (loss)	103,439	50,913	(9,107)	58,875

	2010 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$878,206	$673,287	$622,829	$947,895
Operating income	(4,984)	48,794	(16,593)	180,374
Net income	(38,274)	507	(29,559)	93,421